PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Amortization of government grants	$ 0.4
Commitments to suppliers to purchase machinery and equipment	9.0
Losses on disposals of property, plant and equipment	$ 0.6	$ 0.2	$ 0.3